REVENUE - Revenue by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	$ 8,374	$ 8,558
Sales tax	0	2
Gold
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	7,631	7,908
Spot market sales
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	7,566	7,650
Concentrate sales
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	65	258
Copper
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	608	466
Other
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	$ 135	$ 184